                                                          OMB APPROVAL
                                                    OMB Number:  3235-0006
                                                    Expires:  February 28, 1997
                                                    Estimated average burden
                                                    hours per response ... 24.60
                                                          SEC USE ONLY

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2001

               (Please read instructions before preparing form.)

If amended report check here [ ]

GENESIS CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager                                       *
                                                                               1
909 MONTGOMERY STREET, SUITE 500    SAN FRANCISCO        CA           94133    *
-------------------------------------------------------------------------------2
Business Address         (Street)      (City)          (State)        (Zip)

GAIL P. SENECA                     415-486-6725             PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


                                   ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 16 day
                             -------------              ----------        --
of JANUARY, 2002.
   -------  ----

                                           GENESIS CAPITAL MANAGEMENT L.P.
                                          ---------------------------------
                                      (Name of Institutional Investment Manager)

                                           /s/ Gail P. Seneca
                                          ---------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                                    *                                                         *
Name:                                  13F File No.:3   Name:                                    13F File No.:3

1.                                                      6.
------------------------------------   --------------   --------------------------------------   --------------
2.                                                      7.
------------------------------------   --------------   --------------------------------------   --------------
3.                                                      8.
------------------------------------   --------------   --------------------------------------   --------------
4.                                                      9.
------------------------------------   --------------   --------------------------------------   --------------
5.                                                      10.
------------------------------------   --------------   --------------------------------------   --------------
                                                                                                SEC 1685 (5/91)

Seneca Capital Management LLC
FORM 13F
4Q01 GenCap
31-Dec-01

                                                                                                Voting Authority
                                 Title                                                          ----------------
                                  of                 Value     Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                   class    CUSIP     (x$1000)   Prn Amt   Prn   Call   Dscretn   Managers          Sole   Shared None
------------------------------   -----  ---------   --------   -------   ---   ----   -------   --------          ----  ------- ----
ATI Technologies Inc             COM    001941103      4788     377000   SH           Defined                           377000
Advanced Micro Devices Inc       COM    007903107      5159     325290   SH           Defined                           325290
Alcoa Inc                        COM    013817101       739      20800   SH           Defined                            20800
Allergan Inc                     COM    018490102      6705      89340   SH           Defined                            89340
Altera Corp                      COM    021441100      5976     281640   SH           Defined                           281640
Amer Std Cos Inc                 COM    029712106      6674      97820   SH           Defined                            97820
American Eagle Outfitters        COM    2.55E+109      5487     209670   SH           Defined                           209670
American Express Co              COM    025816109       955      26770   SH           Defined                            26770
American International Group I   COM    026874107       772       9720   SH           Defined                             9720
AmerisourceBergen Corporation    COM    3.07E+108      6531     102770   SH           Defined                           102770
Atmel Corp                       COM    049513104      5055     685920   SH           Defined                           685920
Baxter International Inc         COM    071813109      1057      19700   SH           Defined                            19700
Biomet Inc                       COM    090613100      6483     209790   SH           Defined                           209790
Biovail Corp                     COM    09067J109      5583      99250   SH           Defined                            99250
Brocade Communications Sys       COM    111621108      5706     172270   SH           Defined                           172270
Charter One Fin Inc              COM    160903100      6149     226491   SH           Defined                           226491
Circuit City Stores Inc          COM    172737108      4748     182950   SH           Defined                           182950
Cisco Systems Inc                COM    17275R102       721      39810   SH           Defined                            39810
Citigroup Inc                    COM    172967101       938      18581   SH           Defined                            18581
Clear Channels Communications    COM    184502102       950      18670   SH           Defined                            18670
Clorox Co                        COM    189054109      5052     127740   SH           Defined                           127740
Coca Cola Co                     COM    191216100       803      17040   SH           Defined                            17040
Colgate-Palmolive Co             COM    194162103       930      16110   SH           Defined                            16110
Dell Computer Corp               COM    247025109       915      33650   SH           Defined                            33650
Dow Chemical Co                  COM    260543103       641      18990   SH           Defined                            18990

Echostar Communications Corp N   COM    278762109      6144     223660   SH           Defined                           223660
Electronic Arts Inc              COM    285512109      6927     115550   SH           Defined                           115550
Exxon Mobil Corp                 COM    30231G102       639      16250   SH           Defined                            16250
First Data Corp                  COM    319963104      1017      12960   SH           Defined                            12960
General Electric Co              COM    369604103       962      23990   SH           Defined                            23990
Genzyme Corp General Division    COM    372917104      7531     125810   SH           Defined                           125810
Goldman Sachs Group Inc          COM    38141G104      1002      10800   SH           Defined                            10800
HCA - The Healthcare Company     COM    404119109       753      19530   SH           Defined                            19530
Harley Davidson Inc              COM    412822108      6041     111240   SH           Defined                           111240
Healthsouth Corp                 COM    421924101      5958     402000   SH           Defined                           402000
Home Depot Inc                   COM    437076102       728      14280   SH           Defined                            14280
Intel Corp                       COM    458140100      1060      33710   SH           Defined                            33710
International Business Machine   COM    459200101       821       6790   SH           Defined                             6790
Intimate Brands Inc              COM    461156101      5112     343990   SH           Defined                           343990
Jabil Circuit Inc                COM    466313103      5625     247560   SH           Defined                           247560
Juniper Networks Inc             COM    48203R104      4449     234790   SH           Defined                           234790
Kroger Co.                       COM    501044101       607      29080   SH           Defined                            29080
LSI Logic Corp                   COM    502161102      5694     360860   SH           Defined                           360860
Laboratory Corp Of Amer Hldgs    COM    50540R409      4798      59350   SH           Defined                            59350
Marvell Technology Group Ltd     COM    G5876H105      6781     189310   SH           Defined                           189310
Medtronic Inc                    COM    585055106      1079      21070   SH           Defined                            21070
Micron Technolgy Inc             COM    595112103       968      31220   SH           Defined                            31220
Microsoft Corp                   COM    594918104      1127      17010   SH           Defined                            17010
Minnesota Minng & Mfg Co         COM    604059105      1004       8490   SH           Defined                             8490
New York Times Cl A              COM    650111107      5144     118930   SH           Defined                           118930
Novellus Systems Inc             COM    670008101      4665     118240   SH           Defined                           118240
Office Depot Inc                 COM    676220106      7325     395090   SH           Defined                           395090
Pfizer Inc                       COM    717081103       894      22430   SH           Defined                            22430
Procter & Gamble Co              COM    742718109       781       9870   SH           Defined                             9870
Qualcomm Inc                     COM    747525103       223       4410   SH           Defined                             4410
RF Micro Devices Inc             COM    749941100      4627     240590   SH           Defined                           240590
SBC Communications Inc           COM    78387G103       713      18210   SH           Defined                            18210
SPX Corp                         COM    784635104      8051      58810   SH           Defined                            58810
Semtech Corp                     COM    816850101      5912     165640   SH           Defined                           165640
St Jude Medical Inc              COM    790849103      6236      80310   SH           Defined                            80310

Sun Microsystems Inc             COM    866810104       915      74430   SH           Defined                            74430
Taiwan Semiconductors            COM    874039100       781      45510   SH           Defined                            45510
Tenet Healthcare Corporation     COM    88033G100      4510      76810   SH           Defined                            76810
Texas Instruments Inc            COM    882508104       905      32310   SH           Defined                            32310
Tiffany & Co                     COM    886547108      5150     163640   SH           Defined                           163640
Univision Communications-A       COM    914906102      5489     135670   SH           Defined                           135670
Verizon Communications           COM    92343V104       627      13220   SH           Defined                            13220
Walmart Stores Inc               COM    931142103      1000      17380   SH           Defined                            17380
Waste Management Inc             COM    94106L109       807      25280   SH           Defined                            25280
REPORT SUMMARY                   69 DATA RECORDS     231099          0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED